Equity Method Investments (Details)	12 Months Ended				12 Months Ended
	Aug. 31, 2013 USD ($)	Aug. 31, 2012 USD ($)	Aug. 31, 2011 USD ($)	May 31, 2013	Aug. 31, 2013 Alliance Boots [Member] USD ($)	Aug. 31, 2013 Alliance Boots [Member] GBP (£)	Aug. 31, 2012 Alliance Boots [Member] USD ($)	Aug. 31, 2013 Other equity method investments [Member] USD ($)	Aug. 31, 2012 Other equity method investments [Member] USD ($)	Aug. 31, 2013 Other equity method investments [Member] Minimum [Member]	Aug. 31, 2012 Other equity method investments [Member] Minimum [Member]	Aug. 31, 2013 Other equity method investments [Member] Maximum [Member]	Aug. 31, 2012 Other equity method investments [Member] Maximum [Member]	Aug. 31, 2013 Total [Member] USD ($)	Aug. 31, 2012 Total [Member] USD ($)
Schedule of Equity Method Investments [Line Items]
Carrying value	$ 6,261,000,000	$ 6,140,000,000			$ 6,261,000,000		$ 6,140,000,000	$ 7,000,000	$ 7,000,000					$ 6,268,000,000	$ 6,147,000,000
Ownership percentage (in hundredths)					45.00%		45.00%			30.00%	30.00%	50.00%	50.00%
Cash paid to acquire investment	0	4,025,000,000	0		4,025,000,000
Shares issued for Investment in Alliance Boots (in shares)					83,400,000
Remaining ownership subject to call option (in hundredths)					0.55
Cash price to exercise call option					4,900,000,000	3,100,000,000
Shares to be issued upon exercise of call option (in shares)					144,300,000
Exercise dates	March 2016				The call option can be exercised by the Company during the six-month period beginning February 2, 2015.
Reduced ownership percentage if call option is not exercised (in hundredths)					42.00%
Fair value of call option	839,000,000	866,000,000					866,000,000
Final purchase price allocation, excluding call option					6,100,000,000
Lag period for financial reporting of equity method investee					3 months
Alliance Boots, Number of months results included in fiscal year					10
Incremental acquisition related amortization					57,000,000
Alliance Boots excess purchase price							2,400,000,000
Non-controlling interests	374,000,000	380,000,000
Translation rate (1 GBP to USD)		1.57		1.52
Balance Sheet [Abstract]
Current assets	8,906,000,000	9,193,000,000
Noncurrent assets	19,484,000,000	20,085,000,000
Current liabilities	7,204,000,000	7,254,000,000
Noncurrent liabilities	12,228,000,000	13,269,000,000
Shareholders' Equity	8,958,000,000	8,755,000,000
Income Statement [Abstract]
Net revenue	30,446,000,000	37,000,000	37,000,000
Gross Profit	6,391,000,000	17,000,000	19,000,000
Net income	1,022,000,000	2,000,000	5,000,000
Share of income from investments accounted for using the equity method	$ 345,000,000	$ 1,000,000	$ 2,000,000